Schedule I - Income Statement (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative	$ 9,742		$ 12,970							$ 30,368	$ 36,654	$ 46,108	$ 40,088	$ 19,456
Total operating expenses	47,304		48,325							140,653	139,722	183,870	152,731	80,561
Loss from operations	9,136	$ (1,403)	(7,117)	$ (4,338)	$ (4,206)	$ (1,347)	$ (13,017)	$ (11,339)	$ (3,736)	13,641	(15,661)	(17,064)	(29,439)	(8,421)
Interest expense	12,666		14,903							42,380	44,151	59,963	41,642	17,235
Interest income	(25)		(12)							(80)	(51)	(57)	(82)	(42)
Income Tax Expense (Benefit)	(1,052)		1,165							(4,603)	4,935	3,000	36,089	(2,189)
Net loss	(4,090)	$ (20,234)	(21,235)	$ (18,839)	$ (21,066)	$ (8,880)	$ (23,279)	$ 2,849	$ (9,235)	(36,586)	(61,140)	(81,374)	(38,545)	(28,376)
Foreign currency translation adjustment	(498)		(208)							707	(2,137)	(2,735)	(2,099)	289
Total comprehensive loss	$ (4,588)		$ (21,443)							$ (35,879)	$ (63,277)	(84,109)	(40,644)	(28,087)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative												231	546	1,512
Total operating expenses												231	546	1,512
Loss from operations												(231)	(546)	(1,512)
Equity in net loss of subsidiaries												62,450	33,405	26,870
Interest expense												15,165	8,123	0
Interest income												0	(1)	(6)
Loss before income taxes												(77,846)	(42,073)	(28,376)
Income Tax Expense (Benefit)												(3,528)	3,528	0
Net loss												(81,374)	(38,545)	(28,376)
Foreign currency translation adjustment												(2,735)	(2,099)	289
Total comprehensive loss												$ (84,109)	$ (40,644)	$ (28,087)